STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended											3 Months Ended		12 Months Ended
	Jan. 02, 2026	Nov. 03, 2025	Apr. 02, 2025	Jan. 02, 2025	Nov. 04, 2024	Sep. 30, 2025	Jun. 30, 2025	Jun. 19, 2025	Mar. 31, 2025	Jan. 21, 2025	Dec. 31, 2024	Nov. 26, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Feb. 29, 2024	Aug. 25, 2023	Oct. 17, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Restricted stock/restricted stock units, expense																	$ 18	$ 55	$ 112	$ 388
Restricted stock/restricted stock award, expense																	$ 59	237	$ 603	$ 912
Treasury stock share											290,467						462,177		481,448	290,467
Treasury stock value											$ 480						$ 476		$ 502	$ 480
Principal amount																							$ 1,958
Stock issued for services value																		$ 41	86	251
Proceeds from SPP Plan																				21
Share repurchase program												$ 500				$ 500
Repurchased shares of common stock																			272,177
Repurchased value of common stock																			$ 221
2021 Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share forfeited or cancelled																			500,000
Non-qualified stock purchase plan expenses																			$ 0	4
Proceeds from SPP Plan																			$ 0	$ 21
Non-qualified stock purchase plan																					21,889
Non-qualified stock purchase exercise price																					$ 0.97
Former director [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued																				89,310
Convertible Note Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Principal amount																						$ 1,100
Amount converted										$ 350
Shares issued										313,520
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued																				89,310
Number of shares vested		46,336			69,667
Shares of common stock withheld for taxes	70,773			61,011
Stock issued for services			7,000					68,027
Restricted Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued for services						60,000	4,000		60,000		60,000		60,000	30,000	30,000
Stock issued for services value						$ 45			$ 41		$ 81		$ 86	$ 42	$ 42
Treasury [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued	19,271
Number of shares vested	19,271			16,988
Shares issued										22,359
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued	47,464	30,882	5,792	39,915	54,843		2,741	41,849												1,750
Shares of common stock withheld for taxes	23,309	15,454	1,208	21,096	14,824		1,259	26,178
Stock issued for services																		60,000	120,000	180,000
Stock issued for services value
Treasury Stocks [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued																				38,095
Stock issued for services value